CRYPTOCURRENCY ASSETS	6 Months Ended
Jun. 30, 2024
CRYPTOCURRENCY ASSETS
CRYPTOCURRENCY ASSETS

6.    CRYPTOCURRENCY ASSETS

The amounts represented the cryptocurrencies held by the Group’s continuing operations as of December 31, 2023 and June 30, 2024. The movement of cryptocurrencies was as follows:

	For the year ended	For the six months
	December 31, 2023	ended June 30, 2024
	US$	US$
Beginning balance	5,612	7,625
Cumulative effect upon adoption of ASU 2023-08	—	854
Cryptocurrencies mined from mining business	21,601	9,130
Deposits returned to customers of mining data center	(71)	—
Deposits received from customers of mining data center	—	442
Payment of service expense and long-lived assets	(13,810)	(128)
Disposal of cryptocurrency assets	(31,601)	(10,809)
Utility fee received from customers of mining data center	13,901	5,401
Cryptocurrencies purchased using fiat currency	13,381	—
Cryptocurrencies collected from derivative contracts	9,500	4,335
Cryptocurrencies paid to derivative contracts	(8,560)	(5,363)
Cryptocurrencies collected from short-term investments*	—	2,452
Cryptocurrencies paid to short-term investments*	—	(2,297)
Cryptocurrencies transferred from discontinued operations to continuing operations	—	3,064
Impairment of cryptocurrency assets	(2,359)	—
Changes in fair value of cryptocurrency assets	—	1,974
Others	31	12
Ending balance of cryptocurrency assets, net	7,625	16,692

* From January to March 2024, the Group invested in several wealth management products with payments and collections in USDT. All such products were redeemed at their respective net asset values as of June 30, 2024. The Group recorded a gain from such short-term investments in the amount of US$155.

6.    CRYPTOCURRENCY ASSETS(continued)

The following table summarizes the units, cost basis, and fair value of cryptocurrency assets:

	June 30, 2024
	Units	Cost Basis	Fair Value
Bitcoin	115	5,055	7,047
Dogecoin	34,838,101	5,260	4,239
Ethereum	1,062	2,076	3,583
Litecoin	9,899	833	741
Ethereum Classic	20,064	570	463
USDT	429,459	429	429
USDC	176,076	176	176
Other cryptocurrency assets*		16	14
		14,415	16,692

* Includes various other cryptocurrency asset balances, none of which individually represented more than 1% of total cryptocurrency assets as of June 30, 2024.